Operational Leases (Tables)	12 Months Ended
Dec. 31, 2017
Operational Leases
Schedule of the future aggregate minimum lease payments under non-cancellable operating leases

	December 31, 2017	December 31, 2016	December 31, 2015
	(€ in thousands)
Less than 1 year	1,607	1,775	1,938
Between 1 and 5 years	3,312	5,508	7,212
More than 5 years	—	—	—
Total	4,919	7,283	9,150

Schedule of the future minimum lease payments under non-cancellable leases are receivable

	December 31, 2017	December 31, 2016	December 31, 2015
	(€ in thousands)
Less than 1 year	174	463	185
Between 1 and 5 years	—	—	—
More than 5 years	—	—	—
Total	174	463	185